DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Details)	12 Months Ended						12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2010 CNY	Mar. 31, 2013 Net revenues Customer concentration risk Chinese government controlled entities CNY	Mar. 31, 2012 Net revenues Customer concentration risk Chinese government controlled entities CNY	Mar. 31, 2011 Net revenues Customer concentration risk Chinese government controlled entities CNY	Mar. 31, 2013 Net revenues Customer concentration risk Securities Association of China CNY	Mar. 31, 2012 Net revenues Customer concentration risk Securities Association of China CNY	Mar. 31, 2011 Net revenues Customer concentration risk Securities Association of China CNY	Mar. 31, 2013 Net revenues Customer concentration risk China Banking Association CNY	Mar. 31, 2012 Net revenues Customer concentration risk China Banking Association CNY	Mar. 31, 2011 Net revenues Customer concentration risk China Banking Association CNY	Mar. 31, 2013 Net revenues Customer concentration risk The Chinese Institute of Certified Public Accountants CNY	Mar. 31, 2013 Accounts receivable Credit concentration risk, customers and financial institutions Securities Association of China CNY	Mar. 31, 2012 Accounts receivable Credit concentration risk, customers and financial institutions Securities Association of China CNY	Mar. 31, 2013 Accounts receivable Credit concentration risk, customers and financial institutions China Customs Education and Training Center CNY	Mar. 31, 2012 Accounts receivable Credit concentration risk, customers and financial institutions China Customs Education and Training Center CNY	Mar. 31, 2013 Balances held at financial institutions CNY	Mar. 31, 2012 Balances held at financial institutions CNY	Mar. 31, 2013 Balances held at financial institutions PRC CNY	Mar. 31, 2012 Balances held at financial institutions PRC CNY	Mar. 31, 2013 Balances held at financial institutions PRC Denominated in Renminbi ("RMB") CNY	Mar. 31, 2012 Balances held at financial institutions PRC Denominated in Renminbi ("RMB") CNY	Mar. 31, 2013 Balances held at financial institutions PRC Denominated in United Stated Dollars ("USD") CNY	Mar. 31, 2012 Balances held at financial institutions PRC Denominated in United Stated Dollars ("USD") CNY	Mar. 31, 2013 Balances held at financial institutions HKSAR CNY	Mar. 31, 2012 Balances held at financial institutions HKSAR CNY	Mar. 31, 2013 Balances held at financial institutions HKSAR Denominated in Renminbi ("RMB") CNY	Mar. 31, 2012 Balances held at financial institutions HKSAR Denominated in Renminbi ("RMB") CNY	Mar. 31, 2013 Balances held at financial institutions HKSAR Denominated in Hong Kong Dollar CNY	Mar. 31, 2012 Balances held at financial institutions HKSAR Denominated in Hong Kong Dollar CNY	Mar. 31, 2013 Balances held at financial institutions HKSAR Denominated in United Stated Dollars ("USD") CNY	Mar. 31, 2012 Balances held at financial institutions HKSAR Denominated in United Stated Dollars ("USD") CNY
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Period in which PRC government pursuing economic reform policies	30 years	30 years
Significant Concentrations and Risks
Service fees							246,900,000	240,700,000	209,300,000
Net revenue	59,038,368	366,675,495	352,085,560	303,903,811						84,244,267	131,404,013	115,742,065	60,573,979	36,971,719	51,681,348	54,255,662
Percentage of concentration of risk							67.30%	68.40%	68.90%	23.00%	37.30%	38.10%	16.50%	10.50%	17.00%	14.80%	38.40%	31.30%	15.50%	12.10%
Accounts receivable, net	8,229,973	51,114,718	81,844,571														19,643,518	25,579,897	7,927,308	9,863,856
Cash balances	$ 46,697,642	290,029,715	257,167,696	268,058,194	$ 41,406,533	213,874,252															290,029,715	257,164,707	248,285,079	208,631,882	248,284,360	208,631,163	719	719	41,744,636	48,532,825	16,662,994	45,917,908	3,172,392	437,435	21,909,250	2,177,482